Treasury Shares - Changes in Treasury Shares (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of shares, Beginning	7,189,170	7,191,187
Number of shares, Disposal of treasury shares	(1,939)	(2,017)
Number of shares, Ending	7,187,231	7,189,170	7,191,187
Amount, Beginning	₩ 1,533,468
Amount, Disposal of treasury shares	(540)	₩ (462)	₩ (524)
Amount, Ending	₩ 1,533,054	₩ 1,533,468
Treasury shares [member]
Number of shares, Beginning	7,189,170	7,191,187
Number of shares, Disposal of treasury shares	(1,939)	(2,017)
Number of shares, Ending	7,187,231	7,189,170	7,191,187
Amount, Beginning	₩ 1,533,468	₩ 1,533,898
Amount, Disposal of treasury shares	(414)	(430)	₩ (559)
Amount, Ending	₩ 1,533,054	₩ 1,533,468	₩ 1,533,898